Securities - Summary of Allowance for Credit Losses - Securities at Amortized Cost (Detail) - Debt securities at amortized cost [member] $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($)
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 54
Provision for credit losses
Purchases and originations	5
Derecognitions and maturities	(14)
Remeasurements	(5)
Write-offs	(2)
Balance at end of period	38
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	9
Provision for credit losses
Transfers in (out) to Stage 1	3
Transfers in (out) to Stage 2	(7)
Purchases and originations	5
Derecognitions and maturities	(3)
Remeasurements	(2)
Exchange rate and other	1
Balance at end of period	6
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	45
Provision for credit losses
Transfers in (out) to Stage 1	(3)
Transfers in (out) to Stage 2	7
Transfers in (out) to Stage 3	(2)
Derecognitions and maturities	(11)
Remeasurements	(3)
Exchange rate and other	(1)
Balance at end of period	32
Impaired stage three [member]
Provision for credit losses
Transfers in (out) to Stage 3	2
Write-offs	$ (2)